Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2020	3,861	297	4,158
Additions	1,238	79	1,317
Disposals	—	(7)	(7)
Effects of foreign exchange	(125)	(39)	(164)
Balance – December 31, 2021	4,974	330	5,304
Additions	361	64	425
Disposals	(315)	—	(315)
Effects of foreign exchange	(303)	(12)	(315)
Balance – December 31, 2022	4,717	382	5,099

Accumulated amortization
Balance – December 31, 2020	1,190	170	1,360
Amortization	898	75	973
Effects of foreign exchange	(51)	(37)	(88)
Balance – December 31, 2021	2,037	208	2,245
Amortization	935	71	1,006
Disposals	(42)	—	(42)
Effects of foreign exchange	(134)	(14)	(148)
Balance – December 31, 2022	2,796	265	3,061

Carrying value
Net balance – December 31, 2021	2,937	122	3,059
Net balance – December 31, 2022	1,921	117	2,038
The Company’s lease obligations are as follows:

	2022	2021
	$	$
Balance – January 1	4,001	3,804
Additions	425	1,317
Disposals	—	(7)
Interest accretion	266	337
Lease repayments	(1,405)	(1,338)
Effects of foreign exchange	(221)	(112)
Balance – December 31	3,066	4,001

Current	1,374	1,311
Non-current	1,692	2,690
	3,066	4,001
As at December 31, 2022, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2023	1,791
2024	1,359
2025	713
3,863
Expenses incurred for the years ended December 31, 2022 and 2021 relating to short-term leases and leases of low-value assets were $216 and $307, respectively.